Consolidated Statements of Cash Flows - Supplemental Disclosure (Tables)	12 Months Ended
Dec. 31, 2020
Consolidated Statements of Cash Flows - Supplemental Disclosure
Schedule of reconciliation of liabilities arising from financing activities

Years ended December 31:	2020	2019	2018
Bonds payable, opening balance	$35,418	$—	$—
Cash flows	—	35,433	—
Non-cash changes:
Accretion	143	533	—
Cumulative translation adjustments	2,492	(548)	—
Bonds payable, ending balance (see Note 16)	$38,053	$35,418	$—

Years ended December 31:	2020	2019	2018
Lease liabilities, opening balance	$1,196	$—	$—
Cash flows	(510)	(943)	—
Non-cash changes:
Initial adoption of IFRS 16	—	2,911	—
Additions	368	1,583	—
Dispositions of subsidiaries	—	(487)	—
Accretion	59	71	—
COVID-19 related rent concessions	(6)	—	—
Termination	—	(1,809)	—
Cumulative translation adjustments	68	(130)	—
Lease liabilities, ending balance (see Note 15)	$1,175	$1,196	$—

Years ended December 31:	2020	2019	2018
Bank debt, opening balance	$—	$—	$43,733
Cash flows	—	—	—
Non-cash changes:
Dispositions of subsidiaries	—	—	(45,465)
Accretion	—	—	94
Rollover of interest expenses into principal	—	—	286
Cumulative translation adjustments	—	—	1,352
Bank debt, ending balance	$—	$—	$—